Discontinued operations and assets held for sale - Net assets and liabilities held for sale (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022
Non-Current Assets
Investments in associates and joint ventures	€ 11,079	€ 5,323
Total assets	155,521	154,049
Equity
Accumulated losses	(113,086)	(122,022)
Total equity and liabilities	€ 155,521	154,049
As previously presented
Non-Current Assets
Investments in associates and joint ventures		4,268
Assets held for sale		959
Total assets		153,953
Equity
Accumulated losses		(122,118)
Total equity and liabilities		153,953
Impact of reclassification
Non-Current Assets
Investments in associates and joint ventures		1,055
Assets held for sale		(959)
Total assets		96
Equity
Accumulated losses		96
Total equity and liabilities		€ 96